SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	9 Months Ended
Sep. 30, 2019
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows
	Nine months ended
	September 30, 2019	September 30, 2018
	(Dollars in thousands)
Cash paid during the period for:
Interest	$88,043	$81,947
Taxes	163	3,893
Noncash Activities:
Security deposits applied to rent receivables	3,224	—
Maintenance payment liability applied to rent receivables, maintenance rights and other liabilities	4,088	7,574
Other liabilities applied to maintenance payment liability and security deposits	2,457	1,140
Noncash investing activities:
Aircraft improvement	4,940	8,257
Noncash activities in connection with purchase of flight equipment	11,807	75,638
Noncash activities in connection with sale of flight equipment	15,711	2,693